OTHER LONG-TERM LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Post-retirement and post-employment benefit liability (Note 19)	$ 1,590	$ 1,531
Lease obligations (Note 22)	41	37
Asset retirement obligations (Note 21)	38	36
Environmental liabilities (Note 20)	36	41
Derivative liabilities (Note 17)	3	2
Other long-term liabilities	43	35
Other long-term liabilities	$ 1,751	$ 1,682